SUPPLEMENT DATED APRIL 8, 2009

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF EACH FUND INDICATED BELOW

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund listed in the Appendix to this supplement.

Effective June 1, 2009, the name of each fund listed below is changed as follows:

Current Fund Name	Fund Name effective June 1, 2009
Citi Institutional Liquid Reserves	Western Asset / Citi Institutional Liquid Reserves
Citi Institutional Cash Reserves	Western Asset / Citi Institutional Cash Reserves
Citi Institutional U.S. Treasury Reserves	Western Asset / Citi Institutional U.S. Treasury Reserves
Citi Institutional Tax Free Reserves	Western Asset / Citi Institutional Tax Free Reserves
Citi Premium Liquid Reserves	Western Asset / Citi Premium Liquid Reserves
Citi Premium U.S. Treasury Reserves	Western Asset / Citi Premium U.S. Treasury Reserves
Citi Cash Reserves	Western Asset / Citi Liquid Reserves
Citi California Tax Free Reserves	Western Asset / Citi California Tax Free Reserves
Citi Connecticut Tax Free Reserves	Western Asset / Citi Connecticut Tax Free Reserves
Citi New York Tax Free Reserves	Western Asset / Citi New York Tax Free Reserves
Citi Tax Free Reserves	Western Asset / Citi Tax Free Reserves
Citi U.S. Treasury Reserves	Western Asset / Citi U.S. Treasury Reserves

Appendix

Legg Mason Partners Money Market Trust

Citi California Tax Free Reserves

Citi Cash Reserves

Citi Connecticut Tax Free Reserves

Citi New York Tax Free Reserves

Citi Tax Free Reserves

Citi U.S. Treasury Reserves

Legg Mason Partners Institutional Trust

Citi Institutional Cash Reserves

Citi Institutional Liquid Reserves

Citi Institutional Tax Free Reserves

Citi Institutional U.S. Treasury Reserves

Legg Mason Partners Premium Money Market Trust

Citi Premium Liquid Reserves

Citi Premium U.S. Treasury Reserves

FD XX011759